REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($)
Revenues from mining operations:
Revenue from contracts with customers	$ 6,628,073	$ 5,742,768
Provisional pricing adjustments on concentrate sales	(1,164)	(1,606)
Gold	6,539,273	5,656,741
Silver	63,666	54,944
Zinc	6,557	10,880
Copper	18,577	20,203
Total revenues from mining operations	6,626,909	5,741,162
Provisionally concentrate sales	$ 8,148	$ 8,579
Precious metals revenue (as percentage of total revenue)	99.60%	99.50%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	3
Percentage of total revenue from mining operations	71.70%	86.80%
Revenues from mining operations:
Total revenues from mining operations	$ 4,753,267	$ 4,982,664
Customer 1
Revenues from mining operations:
Total revenues from mining operations	1,858,921	1,468,563
Customer 2
Revenues from mining operations:
Total revenues from mining operations	1,574,546	1,159,679
Customer 3
Revenues from mining operations:
Total revenues from mining operations	$ 1,319,800	948,686
Customer 4
Revenues from mining operations:
Total revenues from mining operations		760,648
Customer 5
Revenues from mining operations:
Total revenues from mining operations		$ 645,088